Consolidated Schedule of Investments (unaudited)
March 31, 2025
 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
				Value
Private Real Estate — 89.9%
Equity — 55.7%
Real Estate Investments — 39.8%
Healthcare — 1.9%
55 Messina Drive, Braintree, MA				$17,900,000 (a)(b)
Industrial — 21.9%
100 Friars Boulevard, West Deptford, NJ				28,800,000 (a)(b)
3828 Civic Center, Las Vegas, NV				8,600,000 (a)(b)
12000 East 56th Avenue, Denver, CO				13,100,000 (a)(b)
15550 Export Plaza Drive, Houston, TX				10,261,909 (a)(c)
Chino Industrial Portfolio, Chino, CA				30,700,000 (a)(b)
Jedburg Logistics Park Building 2, Summerville, SC				25,700,000 (a)
Nordeast Business Center, Minneapolis, MN				18,500,000 (a)
Regional Airport Center II, Orlando, FL				18,200,000 (a)
Rojas East Distribution Center, El Paso, TX				52,500,000 (a)(b)
Total Industrial				206,361,909
Mixed-Use — 3.7%
Congress Commons, Austin, TX				34,900,000 (a)(b)
Office — 4.8%
The Sheds on Charlotte, Nashville, TN				44,900,000 (a)(b)
Residential — 7.5%
Anker Haus, Charlotte, NC				18,200,000 (a)(b)
Retreat at Weaverville, Weaverville, NC				53,000,000 (a)(b)
Total Residential				71,200,000

Total Real Estate Investments				375,261,909
			Stated Ownership %(d)
Investments in Non-Consolidated Joint Ventures — 15.9%
Healthcare — 1.8%
Fusion Life Science HQ, Carlsbad, CA			85.0%	17,031,364 (a)(e)
Industrial — 2.4%
456 Sullivan Avenue, South Windsor, CT			95.0%	22,199,184 (a)(e)
Residential — 11.7%
Gates at Marina, Marina, CA			87.5%	26,287,411 (a)(e)
Martinique Bay, Henderson, NV			80.0%	50,383,751 (a)(e)
Mosaic at Largo Station, Largo, MD			92.5%	33,914,161 (a)(e)
Total Residential				110,585,323

Total Investments in Non-Consolidated Joint Ventures				149,815,871

Total Equity (Cost — $521,232,826)				525,077,780
	Rate	Maturity Date	Face Amount
Real Estate Lending — 34.2%
Investments in Real Estate Loans — 20.9%
Mixed-Use — 1.9%
Aertson Midtown Mezzanine B Loan	9.140%	10/1/25	$18,000,000	17,947,224 (a)
Necessity Retail — 3.3%
Southpark Meadows Mezzanine Loan	9.000%	11/10/27	31,000,000	31,000,000 (a)
Office — 1.5%
Memphis Logistics Mezzanine Loan (SOFR + 6.464%, 0.150% SOFR floor)	10.786%	8/9/25	14,000,000	14,000,000 (a)(f)
Residential — 14.2%
Pearl at Boulder Creek Senior Loan (SOFR + 3.400%, 3.500% SOFR floor)	7.722%	3/1/28	43,215,116	43,215,116 (a)(f)
Post District Mezzanine Loan (SOFR + 6.000%, 3.750% SOFR floor)	10.320%	11/11/25	18,593,641	18,593,641 (a)(f)
The Biltmore Mezzanine Loan (SOFR + 7.250%, 3.000% SOFR floor)	11.570%	4/11/26	42,602,803	42,602,803 (a)(f)
Clarion Partners Real Estate Income Fund Inc. 2025 Quarterly Report
|1

Consolidated Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
	Rate	Maturity Date	Face Amount	Value
Investments in Real Estate Loans — continued
Residential — continued
The Lodge Mezzanine Loan	7.400%	7/1/27	$21,400,000	$21,400,000 (a)
The Parker off Pearl Mezzanine Loan	7.400%	7/1/27	8,100,000	8,100,000 (a)
Total Residential				133,911,560

Total Investments in Real Estate Loans (Cost — $196,911,560)				196,858,784
Senior Lending — 11.4%
Industrial — 11.4%
73rd and Washington Senior Loan (SOFR + 6.000%, 3.000% SOFR floor)	10.323%	6/1/26	18,129,243	18,129,243 (a)(f)
Summit at Surprise Senior Loan (SOFR + 5.000%, 5.329% SOFR floor)	10.329%	9/1/26	23,042,048	23,042,048 (a)(f)
National IOS Portfolio Senior Loan (SOFR + 3.700%, 3.500% SOFR floor)	8.020%	3/25/27	66,500,000	66,500,000 (a)(f)

Total Senior Lending (Cost — $107,671,291)				107,671,291
Preferred Equity — 1.9%
Residential — 1.9%
Avilla Enclave	10.125%	3/13/33	9,980,528	9,980,528 (a)
Avilla Suncoast (SOFR + 6.750%, 4.620% SOFR floor)	11.370%	3/29/33	8,190,438	8,190,438 (a)(f)

Total Preferred Equity (Cost — $18,170,966)				18,170,966

Total Real Estate Lending (Cost — $322,753,817)				322,701,041

Total Private Real Estate (Cost — $843,986,643)				847,778,821
Publicly-Traded Real Estate Securities — 15.1%
Collateralized Mortgage Obligations(g) — 13.8%
280 Park Avenue Mortgage Trust, 2017-280P E (1 mo. Term SOFR + 2.419%)	6.741%	9/15/34	2,130,000	2,054,296 (h)(i)
ARES Commercial Mortgage Trust, 2024-IND2 A (1 mo. Term SOFR + 1.443%)	5.762%	10/15/34	1,500,000	1,498,513 (h)(i)
BANK, 2021-BN34 F	2.250%	6/15/63	850,000	402,212 (h)
BANK, 2021-BN35 H	1.662%	6/15/64	1,050,000	380,187 (h)(i)
BANK, 2021-BN35 K	1.662%	6/15/64	3,076,923	1,007,941 (h)(i)
BANK, 2022-BNK43 E	3.000%	8/15/55	2,125,000	1,471,969 (h)
BANK, 2022-BNK44 D	4.000%	11/15/32	1,000,000	764,950 (h)(i)
BANK, 2022-BNK44 E	4.000%	11/15/32	300,000	216,187 (h)(i)
BANK, 2023-BNK45 E	4.000%	2/15/56	637,000	484,042 (h)
BANK, 2023-BNK46 D	4.000%	8/15/56	2,000,000	1,525,210 (h)
Bank of America Merrill Lynch Commercial Mortgage Trust, 2017-BNK3 E	4.490%	2/15/50	1,000,000	832,148 (h)(i)
BANK5, 2024-5YR12 F	4.803%	12/15/57	300,000	233,912 (i)
Benchmark Mortgage Trust, 2023-V3 D	4.000%	7/15/56	450,000	396,146 (h)
BFLD Commercial Mortgage Trust, 2024-UNIV E (1 mo. Term SOFR + 3.640%)	7.959%	11/15/41	1,500,000	1,506,144 (h)(i)
BIG Commercial Mortgage Trust, 2022-BIG F (1 mo. Term SOFR + 5.436%)	9.755%	2/15/39	500,000	499,558 (h)(i)
BMP Trust, 2024-MF23 E (1 mo. Term SOFR + 3.389%)	7.708%	6/15/41	1,000,000	990,687 (h)(i)
BOCA Commercial Mortgage Trust, 2024-BOCA E (1 mo. Term SOFR + 4.437%)	8.756%	8/15/41	900,000	901,264 (h)(i)
BPR Trust, 2022-OANA A (1 mo. Term SOFR + 1.898%)	6.217%	4/15/37	750,000	751,146 (h)(i)
BRAVO Residential Funding Trust, 2024-NQM5 A3	6.158%	6/25/64	853,849	856,078 (h)
BRAVO Residential Funding Trust, 2025-NQM1 A3	5.908%	12/25/64	746,897	749,356 (h)
BWAY Mortgage Trust, 2013-1515 F	3.928%	3/10/33	1,000,000	881,513 (h)(i)
BX Commercial Mortgage Trust, 2019-IMC G (1 mo. Term SOFR + 3.646%)	7.965%	4/15/34	1,869,000	1,799,583 (h)(i)
BX Commercial Mortgage Trust, 2021-VOLT A (1 mo. Term SOFR + 0.814%)	5.134%	9/15/36	1,250,000	1,239,681 (h)(i)
BX Commercial Mortgage Trust, 2021-XL2 A (1 mo. Term SOFR + 0.803%)	5.122%	10/15/38	507,757	506,144 (h)(i)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	8.425%	2/15/39	350,000	349,713 (h)(i)
BX Commercial Mortgage Trust, 2023-XL3 A (1 mo. Term SOFR + 1.761%)	6.081%	12/9/40	1,074,013	1,075,587 (h)(i)
BX Commercial Mortgage Trust, 2024-BIO2 D	7.713%	8/13/41	1,000,000	992,768 (h)(i)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	8.007%	5/15/34	1,480,509	1,477,877 (h)(i)
BX Commercial Mortgage Trust, 2025-SPOT E (1 mo. Term SOFR + 3.690%)	8.010%	4/15/40	1,250,000	1,253,778 (h)(i)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	7.576%	10/15/36	1,500,000	1,469,023 (h)(i)
BX Trust, 2021-SDMF F (1 mo. Term SOFR + 2.051%)	6.370%	9/15/34	941,921	921,082 (h)(i)
BX Trust, 2024-CNYN D (1 mo. Term SOFR + 2.690%)	7.009%	4/15/41	1,352,453	1,352,284 (h)(i)
BX Trust, 2024-VLT4 E (1 mo. Term SOFR + 2.889%)	7.209%	7/15/29	1,000,000	987,854 (h)(i)
2|
Clarion Partners Real Estate Income Fund Inc. 2025 Quarterly Report

 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
	Rate	Maturity Date	Face Amount	Value

Collateralized Mortgage Obligations(g) — continued
BXHPP Trust, 2021-FILM C (1 mo. Term SOFR + 1.214%)	5.533%	8/15/36	$430,000	$397,015 (h)(i)
CAFL Issuer LLC, 2023-RTL1 A2	9.300%	12/28/30	580,000	589,966 (h)
CAFL Issuer LLC, 2024-RTL1 A2	8.680%	11/28/31	940,000	953,206 (h)
Chase Home Lending Mortgage Trust, 2024-RPL4 A1A	3.375%	12/25/64	1,475,229	1,321,704 (h)(i)
Chase Mortgage Finance Corp., 2016-SH2 M4	3.749%	12/25/45	788,641	723,489 (h)(i)
Citigroup Commercial Mortgage Trust, 2015-GC29 D	3.110%	4/10/48	2,000,000	1,601,019 (h)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	1,500,000	1,381,906 (h)
Citigroup Commercial Mortgage Trust, 2015-P1 E	4.387%	9/15/48	1,300,000	1,014,543 (h)(i)
Citigroup Mortgage Loan Trust, 2022-A A1, Step bond (6.170% to 8/25/25, 9.170% to 8/25/26 then 10.170%)	6.170%	9/25/62	589,789	590,332 (h)
COLT Mortgage Loan Trust, 2022-2 B1	3.962%	2/25/67	500,000	419,074 (h)(i)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.362%	8/15/48	250,000	221,462 (i)
CSMC Trust, 2017-CHOP F (PRIME + 1.294%)	8.794%	7/15/32	400,000	397,085 (h)(i)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	11.794%	7/15/32	1,000,000	971,565 (h)(i)
CSMC Trust, 2020-FACT E (1 mo. Term SOFR + 5.476%)	9.796%	10/15/37	1,500,000	1,383,258 (h)(i)
CSMC Trust, 2021-INV2 A3X, IO	0.500%	11/25/56	36,738,890	1,061,776 (h)(i)
Eagle RE Ltd., 2023-1 M1B (30 Day Average SOFR + 3.950%)	8.290%	9/26/33	1,000,000	1,030,023 (h)(i)
Eagle RE Ltd., 2023-1 M2 (30 Day Average SOFR + 5.200%)	9.540%	9/26/33	920,000	981,963 (h)(i)
Ellington Financial Mortgage Trust, 2020-2 B2	4.804%	10/25/65	500,000	466,667 (h)(i)
Ellington Financial Mortgage Trust, 2022-1 B1	3.875%	1/25/67	750,000	559,041 (h)(i)
Ellington Financial Mortgage Trust, 2025-INV1 B1	7.185%	3/25/70	750,000	755,682 (h)(i)
FARM Mortgage Trust, 2021-1 B	3.241%	7/25/51	333,055	251,697 (h)(i)
FARM Mortgage Trust, 2024-2 B	5.593%	8/1/54	662,674	588,454 (h)(i)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2019-HQA4 B2 (30 Day Average SOFR + 6.714%)	11.054%	11/25/49	710,000	787,168 (h)(i)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA2 B2 (30 Day Average SOFR + 4.914%)	9.254%	2/25/50	750,000	814,372 (h)(i)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 B2 (30 Day Average SOFR + 6.250%)	10.590%	10/25/33	725,000	889,203 (h)(i)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B2 (30 Day Average SOFR + 5.500%)	9.840%	1/25/34	1,500,000	1,734,718 (h)(i)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA6 B2 (30 Day Average SOFR + 7.500%)	11.840%	10/25/41	750,000	798,720 (h)(i)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-HQA4 B2 (30 Day Average SOFR + 7.000%)	11.340%	12/25/41	640,000	681,069 (h)(i)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2025-DNA1 M2 (30 Day Average SOFR + 1.350%)	5.690%	1/25/45	1,580,000	1,565,434 (h)(i)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2021-1 BXS	13.164%	9/25/60	742,979	540,105 (h)(i)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2022-1 BXS, IO	4.521%	11/25/61	1,705,939	649,581 (h)(i)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA3 B (30 Day Average SOFR + 9.464%)	13.804%	4/25/28	1,224,922	1,275,005 (i)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1 B (30 Day Average SOFR + 10.114%)	14.454%	7/25/28	511,620	544,785 (i)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2017-SPI1 B	4.111%	9/25/47	154,544	114,389 (h)(i)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-HQA2 B2 (30 Day Average SOFR + 11.114%)	15.454%	10/25/48	880,000	1,098,739 (h)(i)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-DNA3 B2 (30 Day Average SOFR + 8.264%)	12.604%	7/25/49	750,000	859,148 (h)(i)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR1 B2 (30 Day Average SOFR + 8.464%)	12.804%	1/25/48	660,000	783,736 (h)(i)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR3 B2 (30 Day Average SOFR + 4.914%)	9.266%	9/25/47	800,000	853,112 (h)(i)
Clarion Partners Real Estate Income Fund Inc. 2025 Quarterly Report
|3

Consolidated Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
	Rate	Maturity Date	Face Amount	Value

Collateralized Mortgage Obligations(g) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR4 B2 (30 Day Average SOFR + 5.114%)	9.454%	11/25/47	$750,000	$816,650 (h)(i)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-HQA3 B2 (30 Day Average SOFR + 7.614%)	11.954%	9/25/49	970,000	1,106,760 (h)(i)
Federal National Mortgage Association (FNMA) — CAS, 2018-C06 1B1 (30 Day Average SOFR + 3.864%)	8.204%	3/25/31	350,000	377,590 (h)(i)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	7.704%	1/25/40	140,000	144,608 (h)(i)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	7.440%	10/25/41	500,000	508,831 (h)(i)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B2 (30 Day Average SOFR + 6.000%)	10.340%	10/25/41	1,500,000	1,563,742 (h)(i)
Federal National Mortgage Association (FNMA) — CAS, 2022-R02 2B2 (30 Day Average SOFR + 7.650%)	11.990%	1/25/42	1,000,000	1,076,320 (h)(i)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1B2 (30 Day Average SOFR + 4.000%)	8.340%	1/25/44	340,000	354,970 (h)(i)
Federal National Mortgage Association (FNMA) — CAS, 2024-R02 1B1 (30 Day Average SOFR + 2.500%)	6.840%	2/25/44	1,000,000	1,014,172 (h)(i)
FREMF Mortgage Trust, 2021-F117 CS (30 Day Average SOFR + 6.400%)	10.753%	7/25/31	680,714	622,365 (h)(i)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	9.652%	3/15/41	750,000	746,931 (h)(i)
GS Mortgage Securities Corp. II, 2024-70P E	8.367%	3/10/41	1,050,000	1,086,849 (h)(i)
GS Mortgage Securities Trust, 2015-GC28 D	4.565%	2/10/48	450,880	430,031 (h)(i)
GS Mortgage Securities Trust, 2015-GC30 D	3.384%	5/10/50	1,630,000	1,287,904
GS Mortgage Securities Trust, 2015-GC32 D	3.345%	7/10/48	1,500,000	1,401,877
GS Mortgage-Backed Securities Trust, 2024-RPL4 A1	3.900%	9/25/61	942,980	911,822 (h)
HIH Trust, 2024-61P F (1 mo. Term SOFR + 5.437%)	9.756%	10/15/41	1,500,000	1,499,824 (h)(i)
HIT Trust, 2022-HI32 G (1 mo. Term SOFR + 7.228%)	11.547%	7/15/39	938,325	952,565 (h)(i)
HIT Trust, 2022-HI32 J (1 mo. Term SOFR + 9.122%)	13.441%	7/15/39	281,498	285,237 (h)(i)
Home RE Ltd., 2023-1 M2 (30 Day Average SOFR + 6.000%)	10.340%	10/25/33	500,000	543,258 (h)(i)
HOMES Trust, 2024-NQM1 A1	5.915%	7/25/69	879,624	884,009 (h)
HOMES Trust, 2025-NQM1 A3	5.961%	1/25/70	839,517	838,076 (h)
Homeward Opportunities Fund Trust, 2022-1 A1	5.082%	7/25/67	514,464	511,786 (h)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-JP1 D	4.221%	1/15/49	1,500,000	1,328,914 (i)
JPMorgan Chase Commercial Mortgage Securities Trust, 2017-FL11 E (PRIME + 0.964%)	8.464%	10/15/32	80,707	80,069 (h)(i)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. Term SOFR + 4.864%)	9.183%	12/15/36	175,000	175 (h)(i)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. Term SOFR + 7.364%)	11.683%	12/15/36	175,000	13 (h)(i)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-HTL5 F (1 mo. Term SOFR + 4.529%)	8.849%	11/15/38	500,000	494,679 (h)(i)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYMZ M (1 mo. Term SOFR + 7.614%)	11.934%	6/15/26	500,000	103,605 (h)(i)
KIND Trust, 2021-KIND E (1 mo. Term SOFR + 3.364%)	7.690%	8/15/38	991,855	968,177 (h)(i)
KREF Ltd., 2021-FL2 C (1 mo. Term SOFR + 2.114%)	6.434%	2/15/39	928,500	926,850 (h)(i)
LHOME Mortgage Trust, 2024-RTL1 A2	9.165%	1/25/29	650,000	661,224 (h)
LHOME Mortgage Trust, 2024-RTL2 A2	8.897%	3/25/29	440,000	447,448 (h)
LHOME Mortgage Trust, 2024-RTL3 A2	8.373%	5/25/29	780,000	788,850 (h)
LHOME Mortgage Trust, 2024-RTL4 M1	7.792%	7/25/39	732,000	740,240 (h)(i)
LHOME Mortgage Trust, 2024-RTL5 A1	5.323%	9/25/39	1,500,000	1,493,779 (h)
LHOME Mortgage Trust, 2025-RTL1 M1	7.023%	1/25/40	500,000	504,795 (h)(i)
MF1 LLC, 2022-FL10 E (1 mo. Term SOFR + 6.229%)	10.546%	9/17/37	1,500,000	1,508,835 (h)(i)
MF1 LLC, 2025-FL17 D (1 mo. Term SOFR + 2.741%)	7.060%	2/18/40	440,000	438,938 (h)(i)
MF1 LLC, 2025-FL17 E (1 mo. Term SOFR + 3.490%)	7.809%	2/18/40	360,000	359,133 (h)(i)
MF1 Ltd., 2020-FL4 A (1 mo. Term SOFR + 1.814%)	6.134%	12/15/35	196,395	196,511 (h)(i)
4|
Clarion Partners Real Estate Income Fund Inc. 2025 Quarterly Report

 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
	Rate	Maturity Date	Face Amount	Value

Collateralized Mortgage Obligations(g) — continued
MF1 Trust, 2024-FL16 A (1 mo. Term SOFR + 1.541%)	5.857%	11/18/39	$1,000,000	$1,000,812 (h)(i)
MFA Trust, 2024-RTL3 A1	5.913%	11/25/39	1,170,000	1,176,718 (h)
MIC Trust, 2023-MIC A	8.437%	12/5/38	1,000,000	1,089,247 (h)(i)
MIC Trust, 2023-MIC B	9.532%	12/5/38	500,000	543,173 (h)(i)
Morgan Stanley Capital I Trust, 2016-BNK2 B	3.485%	11/15/49	500,000	431,069
Morgan Stanley Capital I Trust, 2021-230P B (1 mo. Term SOFR + 1.563%)	5.883%	12/15/38	1,500,000	1,429,256 (h)(i)
MSWF Commercial Mortgage Trust, 2023-1 E	4.000%	5/15/56	1,344,000	972,982 (h)
MSWF Commercial Mortgage Trust, 2023-2 D	4.000%	12/15/56	950,000	770,420 (h)
MTN Commercial Mortgage Trust, 2022-LPFL F (1 mo. Term SOFR + 5.285%)	9.605%	3/15/39	500,000	493,044 (h)(i)
Natixis Commercial Mortgage Securities Trust, 2022-JERI G (1 mo. Term SOFR + 7.608%)	11.927%	1/15/39	3,000,000	2,278,236 (h)(i)
Natixis Commercial Mortgage Securities Trust, 2022-RRI E (1 mo. Term SOFR + 5.193%)	9.512%	3/15/35	1,500,000	1,509,322 (h)(i)
NCMF Trust, 2022-MFP G (1 mo. Term SOFR + 5.128%)	9.447%	3/15/39	2,000,000	1,966,795 (h)(i)
New Residential Mortgage Loan Trust, 2022-NQM4 A3	5.000%	6/25/62	783,684	773,160 (h)
NRM FHT1 Excess Owner LLC, 2025-FHT1 A	6.545%	3/25/32	740,000	742,056 (h)
NYMT Loan Trust, 2022-SP1 A1, Step bond (5.250% to 7/1/25, 8.250% to 7/1/26 then 9.250%)	5.250%	7/25/62	795,672	812,573 (h)
NYMT Loan Trust, 2024-BPL1 A2	8.617%	2/25/29	530,000	537,249 (h)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	93,208	77,173 (h)(i)
OBX Trust, 2022-NQM1 A2	3.001%	11/25/61	750,000	578,051 (h)(i)
OBX Trust, 2022-NQM7 A3	5.700%	8/25/62	462,070	461,294 (h)
ONNI Commercial Mortgage Trust, 2024-APT D	6.537%	7/15/39	1,220,000	1,256,201 (h)(i)
PRKCM Trust, 2023-AFC1 A3	7.304%	2/25/58	290,702	292,342 (h)
PRKCM Trust, 2023-AFC1 M1	7.391%	2/25/58	430,000	434,299 (h)(i)
PRKCM Trust, 2023-AFC3 A3	7.088%	9/25/58	712,626	720,527 (h)
PRKCM Trust, 2024-AFC1 A2	6.636%	3/25/59	918,553	927,887 (h)
PRKCM Trust, 2024-AFC1 B2	8.342%	3/25/59	550,000	549,099 (h)(i)
RIAL Issuer Ltd., 2022-FL8 E (1 mo. Term SOFR + 5.500%)	9.819%	1/19/37	500,000	494,494 (h)(i)
Saluda Grade Alternative Mortgage Trust, 2024-RTL4 A2	7.500%	2/25/30	580,000	576,545 (h)
Saluda Grade Alternative Mortgage Trust, 2024-RTL5 A1	7.762%	4/25/30	560,000	564,678 (h)
SMR Mortgage Trust, 2022-IND F (1 mo. Term SOFR + 6.000%)	10.319%	2/15/39	824,109	805,045 (h)(i)
SMR Mortgage Trust, 2022-IND G (1 mo. Term SOFR + 7.500%)	11.819%	2/15/39	549,406	486,423 (h)(i)
SMRT, 2022-MINI E (1 mo. Term SOFR + 2.700%)	7.020%	1/15/39	1,650,000	1,593,252 (h)(i)
Starwood Mortgage Residential Trust, 2021-4 B31	4.678%	8/25/56	1,070,000	639,667 (h)(i)
SWCH Commercial Mortgage Trust, 2025-DATA E (1 mo. Term SOFR + 3.340%)	7.659%	3/15/42	1,000,000	988,573 (h)(i)
Toorak Mortgage Trust, 2024-RRTL1 B1	10.335%	2/25/39	300,000	306,296 (h)(i)
Toorak Mortgage Trust, 2024-RRTL1 B2	10.335%	2/25/39	240,000	243,585 (h)(i)
TRTX Issuer Ltd., 2022-FL5 E (1 mo. Term SOFR + 4.350%)	8.669%	2/15/39	500,000	483,252 (h)(i)
UBS Commercial Mortgage Trust, 2018-C15 C	5.139%	12/15/51	650,000	601,617 (i)
Verus Securitization Trust, 2020-5 B1	3.707%	5/25/65	500,000	467,888 (h)(i)
Verus Securitization Trust, 2022-7 A3	5.350%	7/25/67	864,037	860,484 (h)(i)
Verus Securitization Trust, 2024-4 B1	7.643%	6/25/69	240,000	242,743 (h)(i)
Verus Securitization Trust, 2024-4 B2	8.041%	6/25/69	320,000	317,469 (h)(i)
Verus Securitization Trust, 2024-8 B1	7.032%	10/25/69	1,000,000	999,295 (h)(i)
Verus Securitization Trust, 2024-INV1 A3	6.470%	3/25/69	890,499	896,840 (h)
Wells Fargo Commercial Mortgage Trust, 2015-C28 D	4.076%	5/15/48	1,500,000	1,315,453 (i)
Wells Fargo Commercial Mortgage Trust, 2017-C42 D	2.800%	12/15/50	1,500,000	1,022,899 (h)(i)
Wells Fargo Commercial Mortgage Trust, 2022-JS2 G	3.454%	12/15/39	750,000	539,448 (h)(i)
Wells Fargo Commercial Mortgage Trust, 2022-ONL F	4.928%	12/15/39	500,000	397,160 (h)(i)

Total Collateralized Mortgage Obligations (Cost — $128,918,307)				130,153,547
Clarion Partners Real Estate Income Fund Inc. 2025 Quarterly Report
|5

Consolidated Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
	Rate		Shares	Value
Preferred Stocks — 0.5%
Financials — 0.5%
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
AGNC Investment Corp., Non Voting Shares (6.125% to 4/15/25 then 3 mo. USD LIBOR + 4.697%)	6.125%		75,071	$1,896,294 (i)
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		50,243	1,131,472 (i)
MFA Financial Inc., Non Voting Shares (6.500% to 3/31/25 then 3 mo. USD LIBOR + 5.345%)	6.500%		62,186	1,542,213 (i)

Total Preferred Stocks (Cost — $4,415,690)				4,569,979
		Maturity Date	Face Amount
Asset-Backed Securities — 0.3%
Argent Securities Inc., Asset-Backed Pass-Through Certificates, 2003-W3 M1	4.326%	9/25/33	$220,596	205,393 (i)
Cascade MH Asset Trust, 2019-MH1 M	5.985%	11/25/44	300,000	285,361 (h)(i)
Home Partners of America Trust, 2021-2 F	3.799%	12/17/26	480,042	460,100 (h)
JPMorgan Mortgage Acquisition Trust, 2006-CW2 AV5 (1 mo. Term SOFR + 0.354%)	4.675%	8/25/36	11,333	11,301 (i)
Long Beach Mortgage Loan Trust, 2005-1 M4 (1 mo. Term SOFR + 1.389%)	5.710%	2/25/35	157,506	154,312 (i)
NRM Excess LLC, 2024-FNT1 A	7.398%	11/25/31	535,180	542,494 (h)
RAAC Trust, 2007-SP1 M3 (1 mo. Term SOFR + 1.614%)	5.935%	3/25/37	608,499	475,222 (i)
Tricon Residential Trust, 2024-SFR4 D	5.350%	11/17/41	990,000	972,438 (h)

Total Asset-Backed Securities (Cost — $3,124,093)				3,106,621
Corporate Bonds & Notes — 0.3%
Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.2%
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,600,000	1,582,676 (h)

Real Estate — 0.1%
Hotel & Resort REITs — 0.0%††
Service Properties Trust, Senior Secured Notes	8.625%	11/15/31	570,000	601,712 (h)
Real Estate Management & Development — 0.1%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/25 then 11.000%)	10.500%	1/15/28	600,000	611,730 (h)

Total Real Estate				1,213,442
Total Corporate Bonds & Notes (Cost — $2,742,013)				2,796,118
Convertible Bonds & Notes — 0.2%
Financials — 0.2%
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
PennyMac Corp., Senior Notes	5.500%	3/15/26	380,000	377,910
Two Harbors Investment Corp., Senior Notes	6.250%	1/15/26	1,710,000	1,697,175

Total Convertible Bonds & Notes (Cost — $2,044,426)				2,075,085

Total Publicly-Traded Real Estate Securities (Cost — $141,244,529)				142,701,350
Total Investments before Short-Term Investments (Cost — $985,231,172)				990,480,171
			Shares
Short-Term Investments — 1.2%
Dreyfus Government Cash Management, Institutional Shares (Cost — $11,033,720)	4.231%		11,033,720	11,033,720 (j)
Total Investments — 106.2% (Cost — $996,264,892)				1,001,513,891
Other Liabilities in Excess of Other Assets — (6.2)%				(58,303,408)
Total Net Assets Applicable to Common Shareholders — 100.0%				$943,210,483

6|
Clarion Partners Real Estate Income Fund Inc. 2025 Quarterly Report

 Clarion Partners Real Estate Income Fund Inc.
††	Represents less than 0.1%.
(a)	Investment is valued using significant unobservable inputs (Note 1).
(b)	Investment is pledged as collateral pursuant to the loan agreement.
(c)	Investment is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(d)	Stated ownership % represents the Fund’s contractual ownership in the joint venture prior to the impact of promote structures.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At March 31, 2025, the total market value of investments in Affiliated Companies was $149,815,871 and the cost was
$140,493,522 (Note 2).

(f)	Floating rate investment. Interest rate disclosed is as of the most recent information available.
(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(i)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(j)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
Clarion Partners Real Estate Income Fund Inc. 2025 Quarterly Report
|7

Notes to Consolidated Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Clarion Partners Real Estate Income Fund Inc. (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that continuously offers its shares. The Fund is a Maryland corporation and has elected to be taxed as a real estate investment trust (a “REIT”) for U.S. federal income tax purposes under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund utilizes an Umbrella Partnership Real Estate Investment Trust (“UPREIT”) structure to hold all or substantially all of its assets in an operating partnership (the “Operating Partnership”). The Operating Partnership is a Delaware limited partnership of which the Fund is the sole member of the general partner and a limited partner. At March 31, 2025, the Operating Partnership was wholly-owned by the Fund. The Board of Directors (the “Board”) authorized 400 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide current income and long-term capital appreciation.
The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in a portfolio of private commercial real estate and publicly traded real estate securities.
Generally, all investments made by the Fund or the Operating Partnership in private commercial real estate, including real property and investments in real estate loans, will be made through individual special purpose vehicles (“SPV”). Unless otherwise noted, each SPV is wholly-owned by the Fund or the Operating Partnership and this schedule of investments is the consolidated schedule of investments of the Fund, the Operating Partnership and each SPV. Investments which are joint ventures, where no party has control, are not consolidated and are carried at fair value as disclosed below.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The Fund calculates its net asset value by subtracting liabilities (including accrued expenses or distributions) from the total assets of the Fund (the value of investments, plus cash or other assets, including interest and distributions accrued but not yet received). The Fund’s assets and liabilities are valued in accordance with GAAP using the principles set forth below.
Private commercial real estate
The fair values of private real estate lending investments are generally determined by discounting the future contractual cash flows to the present value using a current market interest rate. The market rate is determined by considering one or more of the following criteria as appropriate: (i) interest rates for loans of comparable quality and maturity, (ii) the value of the underlying collateral and (iii) the prevailing state of the debt markets. The valuations of investments in real estate loans are prepared by independent external appraisers on a monthly basis. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in real estate loans are the selection of certain credit spreads and the loan to value ratios.
The fair values of real estate investments are generally determined by considering the income, cost and sales comparison approaches of estimating property value. The income approach estimates an income stream for a property (typically 10 years) and discounts this income plus a reversion (presumed sale) into a present value at a risk adjusted rate. Yield rates and growth assumptions utilized in this approach are derived from market transactions as well as other financial and industry data. The cost approach estimates the replacement cost of the building less physical depreciation plus the land value. Generally, this approach provides a check on the value derived using the income approach. The sales comparison approach compares recent transactions to the appraised property. Adjustments are made for dissimilarities that typically provide a range of value. The discount rate and the exit capitalization rate are significant inputs to these valuations. These rates are based on the location, type and nature of each property, and current and anticipated market conditions.
Many factors are also considered in the determination of fair value including, but not limited to, the operating cash flows and financial performance of the properties, property types and geographic locations, the physical condition of the asset, prevailing market capitalization rates, prevailing market discount rates, general economic conditions, economic conditions specific to the market in which the assets are located, and any specific rights or terms associated with the investment. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the values that would be determined by negotiations held between parties in a sale transaction.
The valuations of real estate investments are prepared by independent external appraisers. Limited scope, restricted appraisals are performed on a monthly basis and typically include a limited comparable sales analysis and a full discounted cash flow income approach. Annually, a full-scope, detailed appraisal report is completed and typically includes a market
8|
Clarion Partners Real Estate Income Fund Inc. 2025 Quarterly Report

analysis, cost approach, sales comparison approach and an income approach containing a discounted cash flow analysis and direct capitalization method. The full-scope report is prepared by an additional third-party appraisal firm. Since appraisals consider the estimated effect of physical depreciation, historical cost depreciation and amortization on real estate related assets have been excluded from net investment income. Development costs and major renovations are capitalized as a component of cost, while routine maintenance and repairs are expensed as incurred.
Investments in non-consolidated joint ventures are stated at fair value. The Fund’s ownership interests are valued based on the Fund’s ownership interest in the underlying entities and the fair value of the underlying real estate, using the same techniques as described within this Note. Any other factors, such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions, and capital call obligations are also considered. Upon the disposition of all investments in joint ventures by an investee entity, the Fund will continue to state its equity in the remaining net assets of the investee entity during the wind down period, if any, that occurs prior to the dissolution of the investee entity.
Real estate securities and other investments
The valuations for fixed income securities (which may include, but are not limited to, corporate bonds, mortgage-backed and asset-back securities, and collateralized mortgage obligations) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board.
Valuation oversight
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio investment that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Clarion Partners Real Estate Income Fund Inc. 2025 Quarterly Report
|9

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
 Level 1 — unadjusted quoted prices in active markets for identical investments
•
 Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
 Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Real Estate Investments	—	—	$375,261,909	$375,261,909
Investments in Non-Consolidated Joint Ventures	—	—	149,815,871	149,815,871
Investments in Real Estate Loans	—	—	196,858,784	196,858,784
Senior Lending	—	—	107,671,291	107,671,291
Preferred Equity	—	—	18,170,966	18,170,966
Collateralized Mortgage Obligations	—	$130,153,547	—	130,153,547
Preferred Stocks	$4,569,979	—	—	4,569,979
Asset-Backed Securities	—	3,106,621	—	3,106,621
Corporate Bonds & Notes	—	2,796,118	—	2,796,118
Convertible Bonds & Notes	—	2,075,085	—	2,075,085
Total Long-Term Investments	4,569,979	138,131,371	847,778,821	990,480,171
Short-Term Investments†	11,033,720	—	—	11,033,720
Total Investments	$15,603,699	$138,131,371	$847,778,821	$1,001,513,891

†	See Consolidated Schedule of Investments for additional detailed categorizations.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments	Balance as of December 31, 2024	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Real Estate Investments	$364,188,058	—	—	$590,816	$10,483,035
Investments in Non- Consolidated Joint Ventures	146,697,607	—	—	1,525,554	1,592,710
Investments in Real Estate Loans	150,941,113	—	—	255,424	45,662,247
Senior Lending	37,683,287	—	—	—	69,988,004
Preferred Equity	17,903,357	—	—	—	267,609
Total	$717,413,422	—	—	$2,371,794	$127,993,605

Investments (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2025	Net change in unrealized appreciation (depreciation) for investments still held at March 31, 2025[1]
Real Estate Investments	—	—	—	$375,261,909	$590,816
10|
Clarion Partners Real Estate Income Fund Inc. 2025 Quarterly Report

Investments (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2025	Net change in unrealized appreciation (depreciation) for investments still held at March 31, 2025[1]
Investments in Non- Consolidated Joint Ventures	—	—	—	$149,815,871	$1,525,554
Investments in Real Estate Loans	—	—	—	196,858,784	255,424
Senior Lending	—	—	—	107,671,291	—
Preferred Equity	—	—	—	18,170,966	—
Total	—	—	—	$847,778,821	$2,371,794

[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 3/31/25 (000’s)*	Valuation Technique(s)	Unobservable Input(s)	Value/Range	Impact to Valuation from an Increase in Input**
Real Estate Investments:
Healthcare	$17,900	Discounted cash flow	Discount rate Exit capitalization rate	7.25% 5.75%	Decrease Decrease
Industrial	$196,100	Discounted cash flow	Discount rate Exit capitalization rate	6.75% to 8.25% 5.50% to 6.50%	Decrease Decrease
Mixed-Use	$34,900	Discounted cash flow	Discount rate Exit capitalization rate	7.25% 6.50%	Decrease Decrease
Office	$44,900	Discounted cash flow	Discount rate Exit capitalization rate	7.50% 6.50%	Decrease Decrease
Residential	$71,200	Discounted cash flow	Discount rate Exit capitalization rate	7.00% 5.50%	Decrease Decrease
Investments in Non-Consolidated Joint Ventures:
Healthcare	$17,031	Discounted cash flow	Discount rate Exit capitalization rate	7.75% 7.00%	Decrease Decrease
Industrial	$22,199	Discounted cash flow	Discount rate Exit capitalization rate	6.75% 4.85%	Decrease Decrease
Residential	$110,585	Discounted cash flow	Discount rate Exit capitalization rate	7.00% to 8.00% 5.50% to 6.00%	Decrease Decrease
Investments in Real Estate Loans:
Mixed-Use	$17,947	Yield Method	Credit spread Loan to value ratio	7.96% 90.40%	Decrease Decrease
Necessity Retail	$31,000	Yield Method	Credit spread Loan to value ratio	8.75% 83.87%	Decrease Decrease
Office	$14,000	Yield Method	Loan to value ratio	90.51%	Decrease
Residential	$133,912	Yield Method	Credit spread Loan to value ratio	5.50% to 6.00% 61.69% to 84.12%	Decrease Decrease
Senior Lending:
Industrial	$107,671	Yield Method	Loan to value ratio	43.39% to 80.60%	Decrease
Preferred Equity:
Residential	$18,171	Yield Method	Credit spread Loan to value ratio	7.00% 76.03% to 83.81%	Decrease Decrease

* Real estate investments of $10,261,909 are fair valued at cost as of March 31, 2025, in accordance with procedures approved by the Board and are not included in the table above.
** This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Clarion Partners Real Estate Income Fund Inc. 2025 Quarterly Report
|11

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. The following companies were considered affiliated companies for all or some portion of the period ended March 31, 2025. The following transactions were effected in such companies for the period ended March 31, 2025.

	Affiliate Value at December 31, 2024	Purchased	Sold
		Cost	Proceeds
Fusion Life Science HQ, Carlsbad, CA	$17,057,087	—	—
456 Sullivan Avenue, South Windsor, CT	21,331,302	$758,385	—
Gates at Marina, Marina, CA	24,856,735	58,325	—
Martinique Bay, Henderson, NV	48,810,501	776,000	—
Mosaic at Largo Station, Largo, MD	34,641,982	—	—
	$146,697,607	$1,592,710	—

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Fusion Life Science HQ, Carlsbad, CA	—	$588,115	$(25,723)	$17,031,364
456 Sullivan Avenue, South Windsor, CT	—	253,650	109,497	22,199,184
Gates at Marina, Marina, CA	—	352,052	1,372,351	26,287,411
Martinique Bay, Henderson, NV	—	846,720	797,250	50,383,751
Mosaic at Largo Station, Largo, MD	—	55,500	(727,821)	33,914,161
	—	$2,096,037	$1,525,554	$149,815,871
12|
Clarion Partners Real Estate Income Fund Inc. 2025 Quarterly Report